Oil and Gas Properties - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) $ / Boe	Sep. 30, 2018 USD ($) $ / Boe	Sep. 30, 2019 USD ($) $ / Boe	Sep. 30, 2018 USD ($) $ / Boe	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Extractive Industries [Abstract]
Depletion expense	$ 8.3	$ 3.7	$ 19.9	$ 9.1	$ 13.3	$ 6.2
Average depletion of proved properties (in dollars per Boe) | $ / Boe	11.49	10.17	10.91	9.18
Capitalized costs	$ 2.3	$ 0.6	$ 5.0	$ 2.0	$ 2.7	$ 2.1